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                            SUPPLEMENT TO PROSPECTUS
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2000
             (FOR USE WITH MERRILL LYNCH DISTRIBUTION CHANNEL ONLY)


                              PAYMENT ENHANCEMENTS

     For contracts issued on or after January 29, 2001 ("NEW CONTRACTS"), the promotional payment enhancement rates are as follows: 4.5% for cumulative purchase payments of less than $500,000; 5.0% for cumulative purchase payments of $500,000 or more but less than $2.5 million; and 5.5% for cumulative purchase payments of $2.5 million or more. Subsequent payments to contracts issued prior to February 1, 2001 will continue to receive the payment enhancement rates in effect at the time of the issuance of those contracts. We may terminate the promotional payment enhancements at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancements described in the prospectus under "Payment Enhancements."

                       OPTIONAL ANNUAL STEP DEATH BENEFIT

     New Contracts will be issued with an Optional Annual Step Death Benefit if the contract owner elects this benefit. An additional annual fee of .05% is imposed for this benefit.

AMOUNT OF DEATH BENEFIT

     With the Optional Annual Step Death Benefit, the amount of the death benefit payable under a contract is the greater of :

a) the death benefit described in the prospectus under "Death Benefit During the Accumulation Period - Amount of Death Benefit" (that is, the greatest of: (i) the contract value; or (ii) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; or (iii) after the ninth contract year, the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and less any amount deducted in connection with partial withdrawals since that date); or

b)   the Optional Annual Step Death Benefit.

The Optional Annual Step Death Benefit is the greatest anniversary value after the effective date of the Optional Annual Step Death Benefit (the effective date of a New Contract) but prior to the oldest owner's 81st birthday. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Optional Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ADDED.

PAYMENT OF THE DEATH BENEFIT

     The provisions in the prospectus regarding "Payment of Death Benefit" also apply in the case of the Optional Annual Step Death Benefit except that the fourth bullet is replaced by the following:

     - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including the Optional Annual Step Death Benefit) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit. When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the Optional Annual Step Death Benefit.

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TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT

     The Optional Annual Step Death Benefit terminates on the earliest to occur of: (a) the termination date of the contract, (b) the maturity date or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

OPTIONAL ANNUAL STEP DEATH BENEFIT FEE

     For New Contracts, the annual fee for the Optional Annual Step Death Benefit is .05%. Total separate account annual expenses with the Optional Annual Step Death Benefit, assuming no other optional benefits are elected, are 1.60%. If no optional benefits are elected, total separate account annual expenses are 1.55%. See "Separate Account Annual Expenses" below.

QUALIFIED RETIREMENT PLANS

     Contract owners who intend to use their Contract in connection with qualified retirement plans, including IRAs, should consider the effects that the death benefit provided under the contract (with or without the Optional Annual Step Death Benefit rider) may have on their plans (see APPENDIX G to the prospectus). Please consult your tax advisor.

            OPTIONAL ANNUAL STEP DEATH BENEFIT FOR EXISTING CONTRACTS

     Contracts issued on or after July 31, 2000 but prior to February 1, 2001 were issued with an Optional Annual Step Death Benefit if the contract owner elected this benefit. The Optional Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Optional Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. With respect to all such contracts (sometimes collectively referred to as "EXISTING CONTRACTS"), the Optional Annual Step Death Benefit is the same as the Optional Annual Step Death Benefit described above except that the annual fee for the benefit is 0.20%.

     The offer to add the Optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 is effective only for the period commencing 30 days before the first contract anniversary of such an Existing Contract after August 15, 2000 and ending 30 days after such first contract anniversary. (For example, if the first contract anniversary after August 15, 2000 is December 1, 2000, then the offer is effective for such Existing Contract for the period commencing November 2, 2000 and ending December 31, 2000.)

     If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Optional Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ADDED.

     We believe that the addition of the Optional Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, any contract owner considering this offer should consult a tax adviser.

     The offer to add the Optional Annual Step Death Benefit to certain Existing Contracts issued prior to July 31, 2000 is scheduled to terminate on December 31, 2001. However, we reserve the right to terminate this offer or to vary its terms at any time.

THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

OPTIONAL  ANNUAL STEP DEATH BENEFIT FEE FOR EXISTING CONTRACTS

     The annual fee for the Optional Annual Step Death Benefit for Existing Contracts is 0.20%. Total separate account annual expenses with the Optional Annual Step Death Benefit, assuming no other optional benefits are elected, are 1.75%. If no optional benefits are elected, total separate account annual expenses are 1.55%. The Optional Annual Step Death Benefit fee is illustrated in the table under "Separate Account Annual Expenses," below.


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QUALIFIED RETIREMENT PLANS

     Owners of Existing Contract issued in connection with qualified retirement plans, including IRAs, who wish to add the Optional Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX G to the prospectus). Please consult your tax advisor.

                        SEPARATE ACCOUNT ANNUAL EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                                    NEW       EXISTING
                                                                  CONTRACTS   CONTRACTS

Mortality and expense risks fee ...............................      1.25%      1.25%
Administration fee ............................................      0.30%      0.30%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS
REFLECTED) ....................................................      1.55%      1.55%

Optional  Annual Step Death Benefit Fee .......................      0.05%      0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ALL AVAILABLE
OPTIONAL DEATH BENEFITS REFLECTED) ............................      1.60%      1.75%


                               EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.75% and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period.

PORTFOLIO                              1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets            108        167         213         323
Internet Technologies                   109        172         222         340
Science & Technology                    108        168         216         328
International Small Cap                 110        174         225         347
Aggressive Growth                       108        168         214         325
Emerging Small Company                  108        167         214         324
Small Company Blend                     109        172         222         341
Dynamic Growth                          108        168         214         325
Mid Cap Stock                           107        165         209         315
All Cap Growth                          107        165         209         314
Overseas                                109        170         218         332
International Stock                     109        171         220         336
International Value                     109        170         219         334
Capital Appreciation                    107        164         208         313
Mid Cap Blend                           106        162         203         304
Small Company Value                     109        170         219         333
Global Equity                           107        166         211         318
Growth                                  106        161         203         303
Large Cap Growth                        106        163         207         310
Quantitative Equity                     104        158         196         289
Blue Chip Growth                        106        162         204         305
Real Estate Securities                  105        158         196         290
Value                                   105        161         201         300
Tactical Allocation                     107        165         209         315
Growth & Income                         105        159         198         293
U.S. Large Cap Value                    106        163         205         307
Equity-Income                           106        162         205         306
Income & Value                          106        161         202         301
Balanced                                105        161         201         300



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PORTFOLIO                              1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
High Yield                              105        160         200         297
Strategic Bond                          105        161         201         300
Global Bond                             106        164         207         311
Total Return                            105        160         200         297
Investment Quality Bond                 105        158         196         290
Diversified Bond                        105        160         200         297
U.S. Government Securities              104        156         194         285
Money Market                            103        152         185         268
Small Cap Index                         103        153         188         273
International Index                     103        153         188         273
Mid Cap Index                           103        153         188         273
Total Stock Market Index                103        153         188         273
500 Index                               103        152         186         270
Lifestyle Aggressive 1000               108        168         214         325
Lifestyle Growth 820                    107        166         211         319
Lifestyle Balanced 640                  107        164         207         311
Lifestyle Moderate 460                  106        162         205         306
Lifestyle Conservative 280              105        160         201         299
Small Cap Value Focus                   106        163         206         309
Basic Value Focus                       105        159         198         294
Developing Capital Markets              110        175         227         350
--------------------------
(A) Formerly, the Mid Cap Growth Trust.

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.75% and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period.

PORTFOLIO                             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets            29         90          153         323
Internet Technologies                   31         95          162         340
Science & Technology                    30         91          156         328
International Small Cap                 32         98          166         347
Aggressive Growth                       30         91          154         325
Emerging Small Company                  29         90          154         324
Small Company Blend                     31         96          162         341
Dynamic Growth                          30         91          154         325
Mid Cap Stock                           29         87          149         315
All Cap Growth                          28         87          149         314
Overseas                                30         93          158         332
International Stock                     31         94          160         336
International Value                     31         94          159         334
Capital Appreciation                    28         87          148         313
Mid Cap Blend                           27         84          143         304
Small Company Value                     30         93          159         333
Global Equity                           29         88          151         318
Growth                                  27         84          143         303
Large Cap Growth                        28         86          147         310
Quantitative Equity                     26         80          136         289
Blue Chip Growth                        28         84          144         305
Real Estate Securities                  26         80          136         290
Value                                   27         83          141         300
Tactical Allocation                     29         88          149         315
Growth & Income                         26         81          138         293
U.S. Large Cap Value                    28         85          145         307
Equity-Income                           28         85          145         306
Income & Value                          27         83          142         301



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PORTFOLIO                              1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Balanced                                27         83          141         300
High Yield                              27         82          140         297
Strategic Bond                          27         83          141         300
Global Bond                             28         86          147         311
Total Return                            27         82          140         297
Investment Quality Bond                 26         80          136         290
Diversified Bond                        27         82          140         297
U.S. Government Securities              25         78          134         285
Money Market                            24         73          125         268
Small Cap Index                         24         75          128         273
International Index                     24         75          128         273
Mid Cap Index                           24         75          128         273
Total Stock Market Index                24         75          128         273
500 Index                               24         74          126         270
Lifestyle Aggressive 1000               30         91          154         325
Lifestyle Growth 820                    29         89          151         319
Lifestyle Balanced 640                  28         86          147         311
Lifestyle Moderate 460                  28         85          145         306
Lifestyle Conservative 280              27         82          141         299
Small Cap Value Focus                   28         86          146         309
Basic Value Focus                       26         81          138         294
Developing Capital Markets              32         99          167         350
-----------------
(A) Formerly, the Mid Cap Growth Trust.

                THE DATE OF THIS SUPPLEMENT IS JANUARY 29, 2001.

Vantage.Supp.January29,2001(Merrill)


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